Tax liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Tax liabilities
Schedule of reconciliation of tax liabilities

	As of June 30,
(in € thousands)	2022	2023	2024
Beginning of fiscal year	14,114	25,096	22,987
Additions	11,451	3,410	1,725
Utilizations	(180)	(4,883)	(13,477)
Release	(289)	(637)	(592)
End of fiscal year	25,096	22,987	10,643